100 Oliver St Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 275 8374 Fax www.dechert.com
EDWIN BATISTA Edwin.batista@dechert.com +1 617 728 7165 Direct +1 617 275 8374 Fax

March 5, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 922 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses for the Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Small Cap Equity Insights Fund, each a series of the Registrant, and (2) the Statement of Additional Information offering the Registrant’s Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs International Small Cap Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, and Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs International Equity ESG Fund, and Goldman Sachs International Equity Income Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 27, 2025.

March 5, 2025 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

Sincerely,

/s/ Edwin Batista

Edwin Batista